Income taxes - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Federal rate	$ 1,482	$ 1,228	$ 899
State and local income taxes, net of federal income tax benefit	104	94	98
Effects of cross-border tax laws	10	2	15
Tax credit investments	(101)	(83)	(91)
Other	(24)	(19)	(14)
Valuation allowances	(13)	(1)	34
Nontaxable or nondeductible items	(66)	(11)	(29)
Changes in unrecognized tax benefits	(4)	2	8
Provision for income taxes	$ 1,475	$ 1,305	$ 979
Percent
Federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	1.50%	1.60%	2.30%
Effects of cross-border tax laws	0.10%	0.00%	0.40%
Tax credit investments	(1.40%)	(1.40%)	(2.10%)
Other	(0.30%)	(0.30%)	(0.30%)
Valuation allowances	(0.20%)	0.00%	0.80%
Nontaxable or nondeductible items	(0.90%)	(0.20%)	(0.70%)
Changes in unrecognized tax benefits	(0.10%)	0.00%	0.20%
Effective tax rate	20.90%	22.30%	22.90%
UK
Amount
Foreign tax effects:	$ 55	$ 62	$ 44
Percent
Foreign tax effects:	0.80%	1.10%	1.00%
Other
Amount
Foreign tax effects:	$ 32	$ 31	$ 15
Percent
Foreign tax effects:	0.40%	0.50%	0.30%